Discontinued Operations (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Discontinued Operations [Abstract]
Current assets of discontinued operations	$ 5,223	$ 65
Noncurrent assets of discontinued operations		501,711
Current liabilities of discontinued operations	2,799	569,937
Net assets of discontinued operations	$ 2,424	$ (68,161)